Intangible assets (Details 2) $ in Millions	12 Months Ended
Jun. 30, 2020 ARS ($)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Annual net discount rate after taxes	9.20%
NIS [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
ARPU (average monthly income per user) during the representative term (excludes income from international hosting and roaming)	$ 53